Other current and non-current assets - Summary of Other non-current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other non-current receivables [abstract]
Prepaid expenses	€ 1,414	€ 1,906
Other assets	603	639
Total	€ 2,017	€ 2,545